Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Investment Properties

	2019	2018
	RMB million	RMB million
Cost
At January 1	940	392
Transfer from property, plant and equipment (Note 17)	35	474
Transfer from right-of-use assets (Note 19(b))	13	—
Transfer from intangible asset	—	98
Transfer to property, plant and equipment (Note 17)	(101)	(24)
Transfer to right-of-use assets (Note 19(b))	(4)	—

At December 31	883	940

Accumulated depreciation
At January 1	216	90
Transfer from property, plant and equipment (Note 17)	12	88
Transfer from right-of-use assets (Note 19(b))	3	—
Transfer from intangible assets	—	18
Transfer to property, plant and equipment (Note 17)	(25)	(6)
Transfer to right-of-use assets (Note 19(b))	(1)	—
Charge for the year (Note 7)	25	26

At December 31	230	216

Net book amount
At December 31	653	724

Summary of Fair Value Measurement Hierarchy of Investment Properties
The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

Buildings	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2019	—	144	981	1,125

As at December 31, 2018	—	243	884	1,127